CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company	¥ 3,790,633	¥ 1,214,016
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	286,970,892	188,435,922
Ordinary shares, shares outstanding	286,970,892	188,435,922
Board of Directors Chairman [Member]
Ordinary shares, shares authorized	100,000,000	100,000,000
Class A ordinary shares [Member]
Ordinary shares, shares authorized	780,000,000	780,000,000
Ordinary shares, shares issued	269,597,392	82,487,876
Ordinary shares, shares outstanding	269,597,392	82,487,876
Class B ordinary shares [Member]
Ordinary shares, shares authorized	120,000,000	120,000,000
Ordinary shares, shares issued	17,373,500	105,948,046
Ordinary shares, shares outstanding	17,373,500	105,948,046
VIE [Member]
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company | ¥	¥ 3,325,804	¥ 1,168,078